Long-Term Debt:	6 Months Ended
Jun. 30, 2014
Debt Disclosure
Long-Term Debt:
5. Long-Term Debt:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Borrower(s)	Lenders	June 30, 2014	December 31, 2013
Pegasus-Lance-Seacrown	Credit Suisse AG		214,085
Pegasus-Lance-Seacrown-Fareastern	Credit Suisse AG	335,000
Total		$335,000	$214,085
Less current portion		$20,000	$—
Long-term portion		$315,000	$214,085

$262.1 million Credit Suisse Senior Secured Revolving Credit Facility:

On November 14, 2013, the Partnership entered, on a joint and several basis, into a Senior Secured Revolving Credit Facility (the “Revolving Credit Facility” or “Facility”) with an affiliate of Credit Suisse for $262,125 in order to partially refinance its existing indebtedness of $346.1 that was outstanding on November 18, 2013, soon after the successful completion of the Partnership's IPO. Of this amount, $214,085 was drawn on November 18, 2013 and, together with part of the net proceeds of the initial public offering discussed in Note 8, was used to fully repay the then outstanding principal and interest of the three loans outstanding at that time. The Revolving Credit Facility was guaranteed by the Partnership and was secured by, among other things, a first priority or preferred cross-collateralized mortgage on each of the Clean Force, the OB River and the Clean Energy and bore interest at LIBOR plus margin. The amount available under the Facility would be reduced each quarter for 14 consecutive quarters by $5,000 for the first 13 quarters and by approximately $197,125 for the fourteenth quarter ending on June 30, 2017. On June 23, 2014, the then outstanding balance of $214.1 million due under respective facility was fully repaid from the proceeds of a new senior secured credit facility concluded on June 19, 2014, discussed below.

The above facility contained certain financial covenants, minimum coverage ratio requirements and minimum liquidity requirements amongst which to maintain total consolidated liabilities of less than 65% of the total consolidated market value adjusted total assets, maintain an interest coverage ratio of at least 3.0 times, maintain at all times non restricted as to withdrawal minimum liquidity equal to at least $22.0 million and maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the Facility, no less than 130%. In addition, the Prokopiou Family was required to own or control at least 30% of the Partnership's capital and voting rights and 100% of the General Partner's capital and voting rights and the Manager was required to continue to carry out the Partnership's commercial and technical management. Finally, the Facility restricted the Partnership from paying any distributions if an event of default occurred.

New $340 million Credit Suisse Senior Secured Revolving Credit Facility:

On June 19, 2014, the Partnership entered, on a joint and several basis, into a new Senior Secured Revolving Credit Facility (the “New Facility”) with an affiliate of Credit Suisse for $340.0 million to refinance the $214.1 million outstanding under the Revolving Credit Facility and to fund a portion of the purchase price for the Arctic Aurora acquisition. On June 23, 2014, the Partnership drew down in full the amount available under the respective facility, a part of which, along with the net proceeds from the follow on public common units offering (Note 8), was used to fund the acquisition of the Arctic Aurora (Note 3(c)).  The remainder of the amount drawn under the facility was used to fully repay the then outstanding principal and interest of the Revolving Credit Facility. The New Facility is guaranteed by the Partnership, Dynagas Equity Holding Ltd. and Dynagas Operating LP and is secured by a first priority or preferred cross-collateralized mortgage on each of the Clean Force, the OB River, the Clean Energy and the Arctic Aurora, a specific assignment of the existing charters and a first assignment of earnings and insurances in relation to the vessels. The facility bears interest at LIBOR plus a margin and is payable in 28 consecutive equal quarterly installments of $5.0 million each and a balloon payment of $200.0 million at maturity in March 2021.

The New Facility contains financial and other covenants similar to those of the refinanced facility that require the Partnership to:
  maintain total consolidated liabilities of less than 65% of the Partnership's consolidated market  value adjusted total  assets maintain an interest coverage ratio of at least 3.0 times
  maintain minimum liquidity equal to at least $24.0 million employ at least three vessels in the fleet on charters with a minimum initial term of at least three years at above breakeven costs and maintain a hull cover ratio, being the ratio of the aggregate of the vessels' market values and the net realizable value of any additional security over the outstanding amount of the facility, no less than 130%
In addition, during the security period, the Sponsor, will be required to own, directly or indirectly, at least 30% of the outstanding voting interests of the Partnership (which shall include common and subordinated units of the Partnership) and 100% of the outstanding voting interests and limited liability company interests in the General Partner. Finally, the New Facility similarly restricts the Partnership from paying any distributions if an event of default occurs.

The annual principal payments for the outstanding bank debt as of June 30, 2014 required to be made after the balance sheet date were as follows:

Period/Year ending December 31,	Amount
2014 (period)	$10,000
2015	20,000
2016	20,000
2017	20,000
2018	20,000
2019 and thereafter	245,000
$335,000

The Partnership's weighted average interest rate on its' long-term debt for the six month periods ended June 30, 2014 and 2013 was 3.1% and 2.3%, respectively.
Total interest incurred on long-term debt for the six month periods ended June 30, 2014 and 2013 amounted to $3,372 and $4,317, respectively, and, is included in Interest and finance costs (Note 10) in the accompanying unaudited interim consolidated statements of income.
As of June 30, 2014, the Partnership had no unused borrowing capacity under the New Facility. As of June 30, 2014, the Partnership incurred $360 of commitment fees in connection with the undrawn amounts under the refinanced and the new Credit Suisse facilities.